DEBT (Details 2) $ in Millions	Dec. 31, 2015 USD ($)
Interest Rate Floating Swap Due 2016 65
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 65.0
Derivative, Lower Variable Interest Rate Range	3.75%
Derivative, Higher Variable Interest Rate Range	4.75%
Interest Rate Floating Swap Due 2016 60
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 60.0
Derivative, Lower Variable Interest Rate Range	3.75%
Derivative, Higher Variable Interest Rate Range	4.75%
Interest Rate Fixed Swap Due 2016 65
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 65.0
Derivative, Lower Variable Interest Rate Range	3.75%
Derivative, Higher Variable Interest Rate Range	4.75%
Interest Rate Fixed Swap Due 2016 60
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 60.0
Derivative, Lower Variable Interest Rate Range	3.75%
Derivative, Higher Variable Interest Rate Range	4.75%